Business Segments (Narrative) (Detail) - JPY (¥) ¥ in Billions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Operating Segments [Member] | Customer Business [Member] | Retail & Commercial Banking Business Group [Member]
Segment Reporting Information [Line Items]
Modification impact in operating profits (losses)	¥ 1.9	¥ (0.5)
Operating Segments [Member] | Customer Business [Member] | Japanese Corporate & Investment Banking Business Group [Member]
Segment Reporting Information [Line Items]
Modification impact in operating profits (losses)	(13.8)	(18.6)
Operating Segments [Member] | Customer Business [Member] | Global Corporate & Investment Banking Business Group [Member]
Segment Reporting Information [Line Items]
Modification impact in operating profits (losses)	(10.4)	1.8
Operating Segments [Member] | Customer Business [Member] | Global Commercial Banking Business Group [Member]
Segment Reporting Information [Line Items]
Modification impact in operating profits (losses)	(13.4)	(18.7)
Operating Segments [Member] | Global Markets Business Group [Member]
Segment Reporting Information [Line Items]
Modification impact in operating profits (losses)	5.1	6.3
Business Segment, Other [Member]
Segment Reporting Information [Line Items]
Modification impact in operating profits (losses)	¥ 30.6	¥ 29.7